07.31 Fidelity Managed Retirement Funds AMCI Combo PRO-08 | Fidelity Managed Retirement Income Fund

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
Class A, Class M, Class C and Class I
September 29, 2018
Prospectus

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds AMCI Combo PRO-08 - Fidelity Managed Retirement Income Fund		Fidelity Advisor Managed Retirement Income Fund-Class A	Fidelity Advisor Managed Retirement Income Fund-Class M	Fidelity Advisor Managed Retirement Income Fund-Class C	Fidelity Advisor Managed Retirement Income Fund-Class I
Management fee	[1]	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none
Other expenses	[1]	none	none	none	none
Total annual operating expenses	[1]	0.70%	0.95%	1.45%	0.45%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds AMCI Combo PRO-08 - Fidelity Managed Retirement Income Fund - USD ($)	Fidelity Advisor Managed Retirement Income Fund-Class A	Fidelity Advisor Managed Retirement Income Fund-Class M	Fidelity Advisor Managed Retirement Income Fund-Class C	Fidelity Advisor Managed Retirement Income Fund-Class I
1 year	$ 642	$ 444	$ 248	$ 46
3 years	786	642	459	144
5 years	942	857	792	252
10 years	$ 1,395	$ 1,476	$ 1,735	$ 567

Hold Shares
Expense Example, No Redemption {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds AMCI Combo PRO-08 - Fidelity Managed Retirement Income Fund - USD ($)	Fidelity Advisor Managed Retirement Income Fund-Class A	Fidelity Advisor Managed Retirement Income Fund-Class M	Fidelity Advisor Managed Retirement Income Fund-Class C	Fidelity Advisor Managed Retirement Income Fund-Class I
1 Year	$ 642	$ 444	$ 148	$ 46
3 Years	786	642	459	144
5 Years	942	857	792	252
10 Years	$ 1,395	$ 1,476	$ 1,735	$ 567

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.
  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	11
International Equity Funds*	8
Bond Funds*	59
Short-Term Funds*	22

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.